Other Income and Other Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Other income and other expenses [abstract]
Summary of Other Income
Details of other income for the six months ended June 30, 2024, and 2023, are as follows:

		(Unit: USD)
Classification	For the six months ended June 30, 2024	For the six months ended June 30, 2023
Gain from equity method	—	6,634
Income from disposal of tangible assets	1,121	91
Reversal of allowance for bad debts	13,825	—
Miscellaneous	1,212	11,293
Dividend income	1,319	833

Total	17,477	18,851

Details of other income for the years ended December 31, 2023, 2022 and 2021, are as follows:

			(Unit: USD)
Classification	For the year ended 2023	For the year ended 2022	For the year ended 2021
Gain from equity method	—	—	(171,147)
Income from disposal of tangible assets	4,682	—	7,202
Reversal of allowance for bad debts	136,111	—	753,200
Miscellaneous income (*)	57,158	5,197,964	—
Dividend income	827	1,839	—

Total	198,778	5,199,803	589,255

(*)	The amount for the year ended 2022 includes USD 5,144,961 of recognition of gain from goods returned from previous year’s sales.

Summary of Other Expenses

		(Unit: USD)
Classification	For the six months ended June 30, 2024	For the six months ended June 30, 2023
Loss from disposal of intangible assets	3	—
Miscellaneous loss	430,498	69,927
Other allowance for other receivables and prepayments	(203,265)	—
Donation	—	37,812

Total	227,236	107,739

Details of other expenses for the years ended December 31, 2023, 2022 and 2021, are as follows:

			(Unit: USD)
Classification	For the year ended 2023	For the year ended 2022	For the year ended 2021
Impairment loss from tangible Assets	19,004	—	—
Impairment loss from Intangible Assets	4,070,331	3,902,589	564,563
Loss from disposal of tangible assets	—	3,246,343	1,518,115
Loss from disposal of intangible assets	1,912	—	—
Loss from disposal of investment in subsidiaries	—	—	13,318,419
Impairment loss from equity method investment	2,683,019	—	—
Loss from equity method investment	—	535,268	—
Loss from inventory impairment	214,378	5,645,992	8,415,311
Miscellaneous loss	440,332	1,364,824	5,267,980
Nasdaq Listing Expense	26,884,034	—	—
Reverse Acquisition Expense	18,736,326	—	—
Other allowance for other receivables and prepayments	4,865,907	436,674	10,127,381
Donation	37,508	37,926	—

Total	57,952,751	15,169,616	39,211,769